Expense Example, No Redemption - Investor A,C and Institutional - BlackRock Systematic Multi-Strategy Fund - Investor C Shares	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 201
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,106
Expense Example, No Redemption, 10 Years	$ 2,217